Commitments and related party transactions (Tables)	12 Months Ended
Apr. 30, 2019
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Schedule of Transactions with Related Parties

The Company paid the following amounts to key management and directors in the years:

For the year ended April 30,	2019	2018	2017
Management fees	$943	$1,112	$958
Legal fees	3	64	116
Directors fees	82	86	187

Total	$1,028	$1,262	$1,261